FT Vest U.S. Equity Dual Directional Buffer ETF - November N-1A Cover	May 31, 2026
Prospectus [Line Items]
Document Type	485BPOS
Amendment Flag	false
Registrant Name	First Trust Exchange-Traded Fund VIII
Entity Central Index Key	0001667919
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2026
Prospectus Date	Oct. 01, 2026